Related party transactions (Tables)	12 Months Ended
Sep. 30, 2022
Related party transactions [abstract]
Disclosure of transactions with subsidiaries
The Company’s principal subsidiaries whose revenues, based on the geographic delivery model, represent more than 3% of the consolidated revenues are as follows:

Name of subsidiary	Country of incorporation
CGI Technologies and Solutions Inc.	United States
CGI France SAS	France
CGI Federal Inc.	United States
CGI IT UK Limited	United Kingdom
CGI Information Systems and Management Consultants Inc.	Canada
Conseillers en gestion et informatique CGI Inc.	Canada
CGI Deutschland B.V. & Co KG	Germany
CGI Sverige AB	Sweden
CGI Suomi OY	Finland
CGI Information Systems and Management Consultants Private Limited	India
CGI Nederland BV	Netherlands

Disclosure of compensation of key management personnel
Compensation of key management personnel, currently defined as the executive officers and the Board of Directors of the Company, was as follows for the year ended September 30:

	2022	2021
	$	$
Short-term employee benefits	34,430	30,325
Share-based payments	23,819	19,727